Income taxes - Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Capitalized R&D costs	€ 311.3	€ 481.7	€ 514.1
Goodwill	85.1	79.8	65.0
R&D and other tax credit carry forwards	312.1	266.6	217.8
Inventories	70.0	95.5	61.4
Contract liabilities	972.4	1,046.0	959.8
Accrued and other liabilities	113.2	135.4	139.5
Operating loss carry forwards	51.1	1.1	3.9
Property, plant and equipment	13.9	11.4	29.2
Lease liabilities	18.9	25.4	28.7
Other intangible assets	84.7	107.0	119.3
Share-based payments	32.8	30.0	16.8
Other temporary differences	77.3	24.4	22.5
Total deferred tax assets, gross	2,142.8	2,304.3	2,178.0
Valuation allowance	(267.7)	(242.6)	(206.7)
Total deferred tax assets, net	1,875.1	2,061.7	1,971.3
R&D & other credit carry forwards, other	(9.7)	(9.7)
Total deferred tax assets, gross	(9.7)	(9.7)
Total deferred tax assets, net, other	(9.7)	(9.7)
Deferred tax assets, capitalized R&D expenditures, Consolidated Statements of Operations	(106.5)	(66.5)
Deferred tax assets, tax credit carryforwards, goodwill, impact on Consolidated Statements of Operations	5.3	14.8
Deferred tax assets, R&D & other credits, Consolidated Statements of Operations	85.4	45.4
Deferred tax assets, inventories, Consolidated Statements of Operations	(23.4)	31.6
Deferred tax assets, contract liabilities, Consolidated Statements of Operations	16.8	39.9
Deferred tax assets, accrued and other liabilities, Consolidated Statements of Operations	(9.0)	(6.6)
Deferred tax assets, tax effect carry-forward losses, Consolidated Statements of Operations	49.0	(2.8)
Deferred tax assets, Property, plant and equipment, Consolidated Statements of Operations	2.7	(16.2)
Deferred tax assets, lease liabilities, Consolidated Statements of Operations	(3.4)	(5.0)
Deferred tax assets, intangible fixed assets, Consolidated Statements of Operations	(15.3)	(12.3)
Deferred tax assets, share-based payments, Consolidated Statements of Operations	6.3	6.9
Deferred tax assets, other temporary differences, Consolidated Statements of Operations	32.7	4.9
Total deferred tax assets, gross, Consolidated Statements of Operations	40.6	34.1
Deferred tax assets, valuation allowance, Consolidated Statements of Operations	(52.4)	(24.9)
Total deferred tax assets, net, Consolidated Statements of Operations	(11.8)	9.2
Deferred tax assets, other temporary differences, income tax recognized in other comprehensive income		3.7
Total deferred tax assets, gross, income tax recognized in other comprehensive income		3.7
Total deferred tax assets, net, income tax recognized in other comprehensive income		3.7
Capitalized R&D expenditures, effect of changes in exchange rates	(63.9)	34.1
R&D & other credits, effect of changes in exchange rates	(30.2)	13.1
Inventories, effect of changes in exchange rates	(2.1)	2.5
Contract liabilities, effect of changes in exchange rates	(90.4)	46.3
Accrued and other liabilities, effect of changes in exchange rates	(13.2)	2.5
Operating loss carry forwards, effect of changes in exchange rates	1.0
Property, plant and equipment, effect of changes in exchange rates	(0.2)	(1.6)
Lease liabilities, effect of changes in exchange rates	(3.1)	1.7
Other intangible assets, effect of changes in exchange rates	(7.0)
Share-based payments, effect of changes in exchange rates	(3.5)	6.3
Other temporary differences, effect of changes in exchange rates	20.2	(6.7)
Total deferred tax assets, gross, effect of changes in exchange rates	(192.4)	98.2
Valuation allowance, effect of changes in exchange rates	27.3	(11.0)
Total deferred tax assets, net, effect of changes in exchange rates	(165.1)	87.2
Deferred tax liabilities:
Other intangible assets	(23.0)	(46.0)	(52.0)
Goodwill	(53.7)	(45.7)	(38.5)
Inventories	0.0	0.0	(3.8)
Right-of-use assets	(18.9)	(25.4)	(28.7)
Property, plant and equipment	(25.0)	(36.1)	(13.6)
Accrued and other liabilities	(27.1)	(0.3)	(0.5)
Contract liabilities	0.0	0.0	(80.0)
Long-term debt	(0.1)	(1.3)	(1.6)
Other temporary differences	(16.4)	(12.3)	(2.9)
Total deferred tax liabilities	(164.2)	(167.1)	(221.6)
Total deferred tax liabilities, Other	0.0	0.0
Net deferred tax assets (liabilities), other	(9.7)	(9.7)
Deferred tax liabilities, intangible assets, impact on Consolidated Statements of Operations	11.1	9.4
Deferred tax liabilities, goodwill, impact on Consolidated Statements of Operations	(8.0)	(7.2)
Deferred tax liabilities, inventories, impact on Consolidated Statements of Operations		3.7
Deferred tax liabilities, leasing arrangements, impact on Consolidated Statements of Operations	3.4	5.0
Deferred tax liabilities, property, plant and equipment, impact on Consolidated Statements of Operations	8.0	(22.7)
Deferred tax liabilities, accrued and other liabilities, impact on Consolidated Statements of Operations	(27.4)	0.2
Deferred tax liabilities, tax deferred income, impact on Consolidated Statements of Operations		80.0
Deferred tax liabilities, deferred expense, capitalized interest, impact on Consolidated Statements of Operations	1.2	0.3
Deferred tax liabilities, other, impact on Consolidated Statements of Operations	7.2	(11.7)
Total deferred tax liabilities, Consolidated Statements of Operations	(4.5)	57.0
Net deferred tax assets (liabilities), Consolidated Statements of Operations	(16.3)	66.2
Deferred Tax Liabilities, Gross, Income Tax Recognized in Shareholders' Equity		0.0
Net deferred tax assets (liabilities), Income tax recognized in shareholders' equity		3.7
Deferred tax liabilities, intangible assets, effect of changes in exchange rates	11.9	(3.4)
Deferred tax liabilities, inventories, effect of changes in exchange rates		0.1
Deferred tax liabilities, leasing arrangements, effect of changes in exchange rates	3.1	(1.7)
Deferred tax liabilities, property, plant and equipment, effect of changes in exchange rates	3.1	0.2
Deferred tax liabilities, accrued and other liabilities, effect of changes in exchange rates	0.6
Deferred tax liabilities, other, effect of changes in exchange rates	(11.3)	2.3
Total deferred tax liabilities, effect of changes in exchange rates	7.4	(2.5)
Net deferred tax assets (liabilities), effect of changes in exchange rates	(157.7)	84.7
Total deferred tax assets, net	1,875.1	2,061.7	1,971.3
Deferred tax liabilities	(8.5)	(46.1)
Net deferred tax assets (liabilities)	1,710.9	1,894.6	1,749.7
Deferred tax assets – non-current
Deferred tax assets:
Total deferred tax assets, net	1,719.4	1,940.7	1,872.3
Deferred tax liabilities:
Total deferred tax assets, net	1,719.4	1,940.7	1,872.3
Deferred tax liabilities – non-current
Deferred tax liabilities:
Deferred tax liabilities	€ (8.5)	€ (46.1)	€ (122.6)